OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
Summary of other liabilities

	At December 31	At December 31
(in thousands)	2025	2024

Other liabilities:
Flow-through financing premium liability	$4,730	$5,850
Lease obligations	2,243	2,333
Post-employment benefits	995	$1,016
Loan obligations	32	81
	$8,000	$9,280

Other liabilities-by balance sheet presentation:
Current	$5,342	$6,344
Non-current	2,658	2,936
	$8,000	$9,280

Summary of lease obligations

(in thousands)	2025	2024

Opening Balance	$2,333	$287
Accretion (note 17)	184	82
Additions (note 8)	199	2,215
Repayments	(473)	(251)
Ending Balance	$2,243	$2,333

Schedule of debt obligation maturities

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$418	33	$451
One to five years	2,024	2	2,026
More than five years	570	—	570
Total obligation-end of period-undiscounted	3,012	35	3,047
Present value discount adjustment	(769)	(3)	(772)
Total obligation-end of period-discounted	$2,243	32	$2,275